Employees - Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	€ 20,178	€ 19,367
UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	8,679	8,704
The Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,514	5,343
Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,985	5,320
Pension plans
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	20,174	19,361
Equities Total	2,743	2,630
Fixed Income Total	13,505	11,722
Derivatives	(76)	(61)
Private Equity	690	630
Property and Real Estate	1,407	1,739
Hedge Funds	205	301
Other	1,411	1,983
Other Pension Plans	289	417
Pension plans | UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	8,679	8,704
Equities Total	224	284
Fixed Income Total	6,640	5,757
Derivatives	(237)	(333)
Private Equity	559	500
Property and Real Estate	674	930
Hedge Funds	136	225
Other	683	1,341
Other Pension Plans	0	0
Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,514	5,343
Equities Total	1,095	983
Fixed Income Total	3,521	3,269
Derivatives	145	254
Private Equity	95	90
Property and Real Estate	321	422
Hedge Funds	0	0
Other	337	325
Other Pension Plans	0	0
Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	5,981	5,314
Equities Total	1,424	1,363
Fixed Income Total	3,344	2,696
Derivatives	16	18
Private Equity	36	40
Property and Real Estate	412	387
Hedge Funds	69	76
Other	391	317
Other Pension Plans	289	417
Other post- employment benefit plans
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	4	6
Other post- employment benefit plans | UK
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	0	0
Other post- employment benefit plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	0	0
Other post- employment benefit plans | Rest of world
Disclosure of fair value of plan assets [line items]
Total Pension Plans Assets	4	6
Government bonds | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	7,780	6,307
Government bonds | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	4,773	3,795
Government bonds | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,461	1,297
Government bonds | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,546	1,215
Investment grade corporate bonds | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	2,608	2,306
Investment grade corporate bonds | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	791	871
Investment grade corporate bonds | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	620	530
Investment grade corporate bonds | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,197	905
Other Fixed Income | Pension plans
Disclosure of fair value of plan assets [line items]
Fixed Income Total	3,117	3,109
Other Fixed Income | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,076	1,091
Other Fixed Income | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Fixed Income Total	1,440	1,442
Other Fixed Income | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Fixed Income Total	601	576
Europe | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	645	666
Europe | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	43	61
Europe | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	171	165
Europe | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	431	440
North America | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	1,420	1,358
North America | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	133	160
North America | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	670	604
North America | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	617	594
Other | Pension plans
Disclosure of fair value of plan assets [line items]
Equities Total	678	606
Other | Pension plans | UK
Disclosure of fair value of plan assets [line items]
Equities Total	48	63
Other | Pension plans | The Netherlands
Disclosure of fair value of plan assets [line items]
Equities Total	254	214
Other | Pension plans | Rest of world
Disclosure of fair value of plan assets [line items]
Equities Total	€ 376	€ 329